LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND

Supplement dated November 18, 2011, to the Natixis Funds Class A, Class C and Class Y

Prospectuses, each dated May 1, 2011, as may be revised and supplemented from time to time

(the “Prospectuses”).

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment strategies of the Loomis Sayles Absolute Strategies Fund (the “Absolute Strategies Fund”) and the Loomis Sayles Multi-Asset Real Return Fund (the “Multi-Asset Real Return Fund”). Effective on or about December 1, 2011, the Prospectuses of the Absolute Strategies Fund and the Multi-Asset Real Return Fund will be amended and restated as described below.

The last sentence of the third paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The fifth sentence in the “Derivative Investments” paragraph within the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The last paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets.

The last sentence of the third paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The second sentence in the “Derivative Investments” paragraph within the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The last paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets.

The reference to David Rolley in the “Portfolio Managers” sub-section within the section “Management” with respect to the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

Maura Murphy, Vice President of the Adviser, has served as co-portfolio manager of the Fund since December 2011.

The last sentence of the third paragraph of the sub-section “Principal Investment Strategies” within the section “More Information About the Funds-Loomis Sayles Absolute Strategies Fund” is hereby replaced with the following:

The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The sixth sentence in the “Derivative Investments” paragraph within the sub-section “Principal Investment Strategies” within the section “More Information About the Funds-Loomis Sayles Absolute Strategies Fund” is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The tenth paragraph of the sub-section “Principal Investment Strategies” within the section “More Information About the Funds-Loomis Sayles Absolute Strategies Fund” is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets.

The last sentence of the fourth paragraph of the sub-section “Principal Investment Strategies” within the section “More Information About the Funds-Loomis Sayles Multi-Asset Real Return Fund” is hereby replaced with the following:

The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The third sentence in the “Derivative Investments” paragraph within the sub-section “Principal Investment Strategies” within the section “More Information About the Funds-Loomis Sayles Multi-Asset Real Return Fund” is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The thirteenth paragraph of the sub-section “Principal Investment Strategies” within the section “More Information About the Funds-Loomis Sayles Multi-Asset Real Return Fund” is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets.

The reference to David Rolley in the “Meet the Funds’ Portfolio Managers-Loomis Sayles” sub-section within the section “Management Team” is hereby replaced with the following:

Maura Murphy – Maura Murphy has managed the Loomis Sayles Multi-Asset Real Return Fund since December 2011. Ms. Murphy, a Vice President of Loomis Sayles, began her investment career in 2003 upon joining Loomis Sayles as a quantitative analyst. Ms. Murphy holds the designation of Chartered Financial Analyst. She received a BA in mathematics from the College of the Holy Cross and an MBA from the Carroll School of Management at Boston College. Ms. Murphy has over 8 years of investment experience.

The sub-section “Options” within the section “How Fund Shares Are Priced” is hereby replaced with the following:

Options – domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options are valued at the average of the closing bid and asked quotations. Currency options are priced at the mid price (between the bid price and ask price) supplied by a pricing service, if available. OTC options contracts (including currency options not priced through a pricing service) are valued based on quotations obtained from broker-dealers. Under normal market conditions, the Funds will generally consider the value of domestic exchange-traded index options determined at the close of trading on the Chicago Board Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern time). However, if under the Funds’ valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Funds will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the index options will be fair valued by or pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Gateway Fund will fair value index options using the closing rotation values published by the CBOE.

LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND

Supplement dated November 18, 2011, to the Loomis Sayles Absolute Strategies Fund and

Loomis Sayles Multi-Asset Real Return Fund Class A, Class C and Class Y Summary

Prospectuses, each dated May 1, 2011, as may be revised and supplemented from time to time

(the “Summary Prospectuses”).

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment strategies of the Loomis Sayles Absolute Strategies Fund (the “Absolute Strategies Fund”) and the Loomis Sayles Multi-Asset Real Return Fund (the “Multi-Asset Real Return Fund”). Effective on or about December 1, 2011, the Summary Prospectuses of the Absolute Strategies Fund and the Multi-Asset Real Return Fund will be amended and restated as described below.

The last sentence of the third paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Absolute Strategies Fund’s Summary Prospectus is hereby replaced with the following:

The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The fifth sentence in the “Derivative Investments” paragraph within the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Absolute Strategies Fund’s Summary Prospectus is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The last paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Absolute Strategies Fund’s Summary Prospectus is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets.

The last sentence of the third paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Multi-Asset Real Return Fund’s Summary Prospectus is hereby replaced with the following:

The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The second sentence in the “Derivative Investments” paragraph within the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Multi-Asset Real Return Fund’s Summary Prospectus is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The last paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Multi-Asset Real Return Fund’s Summary Prospectus is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets.

* * *

Effective on or about December 1, 2011, Maura Murphy succeeds David Rolley as a co-portfolio manager of the Loomis Sayles Multi-Asset Real Return Fund (the “Multi-Asset Real Return Fund”). Effective on or about December 1, 2011, the Summary Prospectus of the Multi-Asset Real Return Fund will be amended and restated as described below.

The reference to David Rolley in the “Portfolio Managers” sub-section within the section “Management” with respect to the Fund is hereby replaced with the following:

Maura Murphy, Vice President of the Adviser, has served as co-portfolio manager of the Fund since December 2011.

NATIXIS FUNDS

Supplement dated November 18, 2011, to the Natixis Funds Statement of Additional

Information dated May 1, 2011, as may be revised and supplemented from time to time,

for the following Funds:

Loomis Sayles Absolute Strategies Fund

Loomis Sayles Multi-Asset Real Return Fund

Effective December 1, 2011, Maura Murphy succeeds David Rolley as co-portfolio manager of the Loomis Sayles Multi-Asset Real Return Fund. Kevin Kearns and Laura Sarlo continue to serve as co-portfolio managers of the Fund. The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Effective December 1, 2011, the section of the “Portfolio Managers’ Management of Other Accounts” chart that references Mr. Rolley is replaced with the following:

Maura Murphy	0	$0	0	$0	0	$0	0	$0	9	$695 thousand	0	$0

Portfolio Managers’ Ownership of Fund Shares

Effective December 1, 2011, the section of the “Portfolio Managers’ Ownership of Fund Shares” chart that references Mr. Rolley is replaced with the following:

Maura Murphy	Multi-Asset Real Return Fund	C

* * *

Effective December 1, 2011, the second paragraph in the section “Net Asset Value” is hereby replaced with the following:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the applicable Adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market,

NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to each Fund by a pricing service recommended by the applicable Adviser and approved by each Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by each Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options are valued at the average of the closing bid and asked quotations. Currency options are priced at the mid price (between the bid price and ask price) supplied by a pricing service, if available. OTC options contracts (including currency options not priced through a pricing service) are valued based on quotations obtained from broker-dealers. These quotations will be either the bid for a long transaction or the ask for a short transaction. Under normal market conditions, the Funds will generally consider the value of domestic exchange-traded index options determined at the close of trading on the Chicago Board of Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern time). However, if under the Funds’ valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Funds will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the index options will be fair valued by or pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Gateway Fund will fair value index options using the closing rotation values published by the CBOE. Interest rate swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Credit default swaps are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Futures are valued at the most recent settlement price. Commodity index total return swaps are priced based on the closing price of the reference asset that is supplied by a pricing service if available, or quotations from a broker dealer. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the applicable Adviser or Subadviser using consistently applied procedures under the general supervision of the Board of Trustees.